Legal Proceedings and Other Contingencies (Details) claim in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 12, 2018 USD ($)	Mar. 31, 2017 case	Dec. 31, 2020 USD ($) claim company case
NAM
Disclosure of legal proceedings and other contingencies [Line Items]
Proportion of ownership interest in joint venture			50.00%
NAM | ExxonMobil
Disclosure of legal proceedings and other contingencies [Line Items]
Proportion of ownership interest in joint venture			50.00%
Pesticide Litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending			60
Brazil tax
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases with favorable injunctions			2
Financing liabilities | $			$ 5,473
Louisiana coast litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending			14
Number of cases filed against oil and gas companies			43
Number of oil and gas companies | company			200
NAM (Groningen gas field) Litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Number of claims received (more than) | claim			100
Number of claims pending for emotional damages and loss of living enjoyment | claim			5
Nigerian litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending		2
Losses on litigation settlements in fraudulent and corrupt scheme | $	$ 1,092
USA | Climate Change Litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending			18
Netherlands | Climate Change Litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Percentage reduction of emissions by 2030, alternative one			45.00%
Percentage reduction of emissions by 2030, alternative two			35.00%
Percentage reduction of emissions by 2030, alternative three			25.00%